Financial Instruments - Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	$ 2	$ 15
Investments in strategic equity securities	3	11
Other investments at fair value through earnings	34	22
Total derivative financial assets	39	48
Liabilities measured at fair value Derivative instruments	46	21
Level 1 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Investments in strategic equity securities	3	11
Other investments at fair value through earnings	0
Total derivative financial assets	3	11
Liabilities measured at fair value Derivative instruments	0
Level 2 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	2	15
Other investments at fair value through earnings	34	22
Total derivative financial assets	36	37
Liabilities measured at fair value Derivative instruments	$ 46	$ 21